Revenue from Contracts with Customers - Summary of Disaggregated Revenue by Market and Product (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disaggregation of Revenue [Line Items]
Revenue	$ 362,728	$ 342,496	$ 342,839	$ 314,433	$ 321,075	$ 294,746	$ 281,470	$ 261,503	$ 1,362,496	$ 1,158,794	$ 972,046
I I V I Compound Semiconductors
Disaggregation of Revenue [Line Items]
Revenue									723,607	672,309	531,685
II-VI Photonics
Disaggregation of Revenue [Line Items]
Revenue									638,889	$ 486,485	$ 440,361
Commercial | Direct Ship Parts
Disaggregation of Revenue [Line Items]
Revenue									1,194,509
Commercial | Services
Disaggregation of Revenue [Line Items]
Revenue									21,646
Commercial | I I V I Compound Semiconductors | Direct Ship Parts
Disaggregation of Revenue [Line Items]
Revenue									563,102
Commercial | I I V I Compound Semiconductors | Services
Disaggregation of Revenue [Line Items]
Revenue									14,164
Commercial | II-VI Photonics | Direct Ship Parts
Disaggregation of Revenue [Line Items]
Revenue									631,407
Commercial | II-VI Photonics | Services
Disaggregation of Revenue [Line Items]
Revenue									7,482
U.S. Government | Direct Ship Parts
Disaggregation of Revenue [Line Items]
Revenue									130,313
U.S. Government | Services
Disaggregation of Revenue [Line Items]
Revenue									16,028
U.S. Government | I I V I Compound Semiconductors | Direct Ship Parts
Disaggregation of Revenue [Line Items]
Revenue									130,313
U.S. Government | I I V I Compound Semiconductors | Services
Disaggregation of Revenue [Line Items]
Revenue									$ 16,028